DEVCAP/R
                               SHARED RETURN FUND

                                    [PHOTO]

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2003

                                 (DEVCAP LOGO)
                         GLOBALLY RESPONSIBLE INVESTING

March 28, 2003


Dear Investor,

I regret to inform you that the Board of Trustees for the DEVCAP Shared Return Fund (the "Fund"), at a meeting on March 24, 2003, have determined that it is in the best interests of shareholders to liquidate and terminate the Trust. This letter provides written notice to you of the vote of the Board of Trustees.

The Fund was formed in October 1995 as an opportunity to allow investors to invest with a socially responsible methodology that would also provide a means to share a portion of the annual return in support of microentrepeneurs operating outside the United States.

Catholic Relief Services has been the sponsor of the Fund through its ownership of the Development Capital Fund and has been the entity through which our contributions have passed to foster microentreprise development for the benefit of the working poor. Catholic Relief Services owns the majority of assets invested in the Fund and has agreed to maintain that proportionate position until the Fund is fully liquidated on or before June 30, 2003. We are grateful for this commitment in that it allows the Fund to liquidate in an orderly and fair process for all the investors of the Fund.

We have reported negative returns and have not been able to meet our primary goals in our last two annual report periods. Marketing a socially responsible, index-tracking fund during a declining economy has proven extremely difficult, and we have been unable to continue to bring a significant number of new investors into the Fund. Our expenses have increased as we have faced increased regulations and concerns relative to operating efficiently while providing excellent services.

We see that the United States business environment remains in a difficult moment and we do not foresee an immediate or substantial improvement in fundamental indicators. We do see volatility continuing as the United States is engaged in a war in Iraq and international reaction has been negative.

In this moment our best course of action is to return your assets in hopes that you will be positioned to determine your own best course. The Fund expects the liquidation to be finalized by June 30th. Shareholders may continue to redeem their shares during the liquidation process. We indeed thank you for your support during your investment with us and wish you good fortune and peace and prosperity.

Thank you.
Joseph N. St. Clair
President

                    COMPARISON OF $10,000 INVESTMENT IN THE
             DEVCAP/R SHARED RETURN FUND(1) AND S&P 500/R INDEX(2)

               --------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURN(3)
               --------------------------------------------------
               1 Year ended 1/31/03                       -23.29%
               --------------------------------------------------
               5 Years ended 1/31/03                       -1.58%
               --------------------------------------------------
               Inception (10/19/95) to 1/31/03              6.45%
               --------------------------------------------------


      DATE     DEVCAP      S&P 500
      ----     ------      -------

 10/19/95     10,000       10,000
     1/96     10,650       10,895
     7/96     10,710       11,088
     1/97     13,351       13,765
     7/97     16,233       16,869
     1/98     17,071       17,469
     7/98     19,616       20,122
     1/99     23,437       23,145
     7/99     23,740       24,187
     1/00     25,319       25,540
     7/00     26,151       26,358
     1/01     24,780       25,310
     7/01     21,907       22,581
     1/02     20,550       21,223
     7/02     16,753       17,245
     1/03     15,764       16,338

Past performance is not predictive of future performance.

(1) Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P 500/R Index stocks which pass the Fund's social and exclusionary screens. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio.

(2) The S&P 500/R Index is an unmanaged index of 500 stocks. Its performance reflects reinvestment of dividends and distributions but not management and other operating expenses, as does the Fund's performance.

(3) Average annual total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

                          DEVCAP/R SHARED RETURN FUND
                            SCHEDULE OF INVESTMENTS

                          JANUARY 31, 2003 (UNAUDITED)

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          COMMON STOCKS - 99.34%
          BASIC INDUSTRIES - 2.73%
 2,200    Alcoa, Inc.                                                 $43,494
   500    Allied Waste Industries, Inc.*                                4,890
   600    Avery Dennison Corp.                                         35,754
   100    Bemis Co., Inc.                                               4,362
   900    Dover Corp.                                                  23,553
 2,800    Dow Chemical Co. (The)                                       81,368
   400    Engelhard Corp.                                               8,284
 1,470    International Paper Co.                                      52,479
   700    Newell Rubbermaid, Inc.                                      19,495
 1,000    Newmont Mining Corp.                                         28,950
 1,500    Pactiv Corp.*                                                30,615
 1,000    Praxair, Inc.                                                54,540
   200    Sealed Air Corp.*                                             7,544
 1,500    Waste Management, Inc.                                       34,485
   100    Worthington Industries, Inc.                                  1,517
                                                                   ----------
                                                                      431,330
                                                                   ----------

          CAPITAL GOODS - 6.65%
 1,000    3M Co.                                                      124,550
   300    American Standard Cos., Inc.*                                19,998
   600    Caterpillar, Inc.                                            26,388
   100    Centex Corp.                                                  5,292
   500    Cooper Industries, Inc.                                      17,715
   300    Crane Co.                                                     4,836
   100    Cummins, Inc.                                                 2,470
 1,300    Dana Corp.                                                   14,001
   500    Deere & Co.                                                  21,100
   200    Eaton Corp.                                                  14,216
 1,700    Emerson Electric Co.                                         79,781
20,000    General Electric Co.                                        462,800
 1,200    Goodrich Corp.                                               20,640
 1,000    Illinois Tool Works, Inc.                                    60,820
   500    Ingersoll-Rand Co., Class A                                  19,630
   500    Johnson Controls, Inc.                                       40,385
   100    Millipore Corp.*                                              3,231
   300    PACCAR, Inc.                                                 12,996
   700    Pall Corp.                                                   10,857
   700    Parker-Hannifin Corp.                                        28,217
 1,300    Rockwell Collins, Inc.                                       26,819
   200    Stanley Works (The)                                           5,324
   600    W.W. Grainger, Inc.                                          28,380
                                                                   ----------
                                                                    1,050,446
                                                                   ----------

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          CONSUMER DURABLES - 2.10%
   200    Black & Decker Corp. (The)                               $    7,328
   400    Cooper Tire & Rubber Co.                                      5,720
   700    Danaher Corp.                                                42,987
 1,100    Delphi Corp.                                                  9,372
 2,500    Ford Motor Co.                                               22,775
   300    Freeport-McMoRan Copper & Gold, Inc.*                         5,631
   700    General Motors Corp.                                         25,431
   300    Genuine Parts Co.                                             8,850
 1,000    Harley-Davidson, Inc.                                        41,780
   100    KB HOME                                                       4,471
   500    Leggett & Platt, Inc.                                        10,100
   600    Masco Corp.                                                  10,914
   900    Mattel, Inc.                                                 18,000
   200    Maytag Corp.                                                  5,054
   500    MeadWestvaco Corp.                                           12,025
   200    Pulte Homes, Inc.                                             9,996
   300    Snap-on, Inc.                                                 7,650
   430    Toys "R" Us, Inc.*                                            3,887
 2,587    Tyco International Ltd.                                      41,418
   700    Weyerhaeuser Co.                                             33,635
   100    Whirlpool Corp.                                               5,197
                                                                   ----------
                                                                      332,221
                                                                   ----------

          CONSUMER NON-DURABLES - 9.21%
   200    Adolph Coors Co.                                             12,040
   100    Alberto-Culver Co.                                            5,073
 2,500    Anheuser-Busch Cos., Inc.                                   118,675
   400    Avon Products, Inc.                                          20,000
   200    Ball Corp.                                                   10,500
   400    Brown-Forman Corp., Class B                                  24,856
   800    Campbell Soup Co.                                            19,176
   200    Cintas Corp.                                                  8,260
   600    Clorox Co. (The)                                             22,932
 4,900    Coca-Cola Co. (The)                                         198,254
   700    Coca-Cola Enterprises, Inc.                                  15,421
 1,500    Colgate-Palmolive Co.                                        76,365
   401    Del Monte Foods Co.*                                          3,356
   200    Deluxe Corp.                                                  8,048
 1,200    Eastman Kodak Co.                                            36,360
   700    Fortune Brands, Inc.                                         30,849
 1,400    General Mills, Inc.                                          62,902
 2,100    Gillette Co.                                                 62,790
   900    H.J. Heinz Co.                                               29,079
   300    Hasbro, Inc.                                                  3,600
   500    Hershey Foods Corp.                                          32,250
   400    International Flavors & Fragrances, Inc.                     12,708

                          DEVCAP/R SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                          JANUARY 31, 2003 (UNAUDITED)


    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          CONSUMER NON-DURABLES -
          CONTINUED
   900    Kellogg Co.                                               $  30,060
 1,400    Kimberly-Clark Corp.                                         64,848
   200    Liz Claiborne, Inc.                                           5,744
   500    Nike, Inc., Class B                                          22,270
   600    Pepsi Bottling Group, Inc. (The)                             15,210
 3,890    PepsiCo, Inc.                                               157,467
 2,800    Procter & Gamble Co.                                        239,596
 1,600    Sara Lee Corp.                                               31,904
   400    Sherwin-Williams Co. (The)                                   10,656
   300    V.F. Corp.                                                   10,569
   600    Wm. Wrigley Jr. Co.                                          33,312
   800    Yum! Brands, Inc.*                                           18,544
                                                                   ----------
                                                                    1,453,674
                                                                   ----------

          CONSUMER SERVICES - 10.61%
 1,100    Albertson's, Inc.                                            23,650
 1,000    Alltel Corp.                                                 46,870
   100    American Greetings Corp., Class A*                            1,390
   400    Apollo Group, Inc.*                                          17,784
   200    AutoZone, Inc.*                                              13,142
   500    Bed Bath & Beyond, Inc.*                                     16,765
   450    Best Buy Co., Inc.*                                          11,740
   500    Big Lots, Inc.*                                               6,250
   200    Brunswick Corp.                                               3,894
 1,300    Cendant Corp.*                                               14,404
   800    Clear Channel Communications, Inc.*                          32,064
 3,830    Comcast Corp.*                                              101,993
   400    Convergys Corp.*                                              5,100
   800    Costco Wholesale Corp.*                                      23,096
 1,000    CVS Corp.                                                    22,620
   875    Dollar General Corp.                                          9,853
   900    Ecolab, Inc.                                                 44,370
 1,800    Gap, Inc. (The)                                              26,334
   600    Hilton Hotels Corp.                                           7,026
 4,200    Home Depot, Inc. (The)                                       87,780
   200    International Game Technology*                               15,774
   200    Interpublic Group of Cos., Inc. (The)                         2,574
   500    J.C. Penney Co., Inc.                                         9,695
   100    Jones Apparel Group, Inc.*                                    3,268
   800    Kohl's Corp.*                                                41,896
 2,100    Kroger Co.*                                                  31,689
 1,200    Limited, Inc. (The)                                          15,108
 2,000    Lowe's Cos., Inc. (The)                                      68,360
   600    Marriott International, Inc.                                 18,720
   800    May Department Stores Co. (The)                              16,400

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          CONSUMER SERVICES -
          CONTINUED

 2,500    McDonald's Corp.                                       $     35,600
 2,500    Nextel Communications, Inc.*                                 31,550
   700    Office Depot, Inc.*                                           9,345
   600    Omnicom Group, Inc.                                          36,180
   300    RadioShack Corp.                                              5,985
   200    Reebok International Ltd.*                                    6,048
   300    Robert Half International, Inc.*                              4,548
   900    Safeway, Inc.*                                               21,330
   200    Sears, Roebuck & Co.                                          5,290
 1,100    Staples, Inc.*                                               18,887
   600    Starbucks Corp.*                                             13,632
   300    SUPERVALU, Inc.                                               4,464
 1,600    SYSCO Corp.                                                  46,992
 2,200    Target Corp.                                                 62,062
   400    Tiffany & Co.                                                 9,300
 1,700    TJX Cos., Inc.                                               31,212
   300    Univision Communications, Inc.*                               7,908
 9,200    Wal-Mart Stores, Inc.                                       439,760
 2,500    Walgreen Co.                                                 72,500
 4,100    Walt Disney Co. (The)                                        71,750
                                                                   ----------
                                                                    1,673,952
                                                                   ----------

          ENERGY - 5.57%
   500    Amerada Hess Corp.                                           23,600
 1,037    Anadarko Petroleum Corp.                                     47,816
 1,040    Apache Corp.                                                 64,907
   600    Ashland, Inc.                                                16,644
 1,200    Baker Hughes, Inc.                                           36,312
   700    Devon Energy Corp.                                           31,710
   300    EOG Resources, Inc.                                          11,628
14,300    ExxonMobil Corp.                                            488,345
   300    Halliburton Co.                                               5,628
   200    Kinder Morgan, Inc.                                           9,022
 1,700    Marathon Oil Corp.                                           35,530
   600    Nabors Industries, Inc.*                                     22,110
 1,200    Rowan Cos., Inc.*                                            24,756
 1,200    Schlumberger Ltd.                                            45,240
   500    Sunoco, Inc.                                                 15,660
                                                                   ----------
                                                                      878,908
                                                                   ----------

                          DEVCAP/R SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2003 (UNAUDITED)

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          FINANCIAL SERVICES - 21.55%
   300    Aetna, Inc.                                               $  13,047
 1,200    AFLAC, Inc.                                                  38,868
 2,400    Allstate Corp.                                               84,456
   200    Ambac Financial Group, Inc.                                  10,714
 3,200    American Express Co.                                        113,696
 5,833    American International Group, Inc.                          315,682
   500    AmSouth Bancorporation                                       10,245
   100    Aon Corp.                                                     1,893
 3,300    Bank of America Corp.                                       231,165
 1,300    Bank of New York Co., Inc. (The)                             32,890
 2,800    Bank One Corp.                                              102,228
 1,000    BB&T Corp.                                                   33,560
   200    Bear Stearns Cos., Inc. (The)                                12,410
   200    Capital One Financial Corp.                                   6,210
 2,350    Charles Schwab Corp. (The)                                   21,667
   400    Chubb Corp. (The)                                            21,488
   500    CIGNA Corp.                                                  21,835
   700    Cincinnati Financial Corp.                                   25,053
10,713    Citigroup, Inc.                                             368,313
   100    Comerica, Inc.                                                4,050
 2,600    Fannie Mae                                                  168,220
 1,200    Fifth Third Bancorp                                          64,020
   100    First Tennessee National Corp.                                3,750
   400    Fiserv, Inc.*                                                12,469
 1,502    FleetBoston Financial Corp.                                  39,217
   300    Franklin Resources, Inc.                                     10,002
 1,700    Freddie Mac                                                  95,166
   400    Golden West Financial Corp.                                  29,412
   800    Goldman Sachs Group, Inc. (The)                              54,480
   400    H&R Block, Inc.                                              15,156
   200    Hartford Financial Services Group, Inc. (The)                 8,336
 1,200    Household International, Inc.                                32,772
 3,480    J.P. Morgan Chase & Co.                                      81,223
   450    Jefferson-Pilot Corp.                                        17,325
   400    KeyCorp                                                       9,620
   400    Lehman Brothers Holdings, Inc.                               21,812
   500    Lincoln National Corp.                                       16,125
 1,400    Marsh & McLennan Cos., Inc.                                  59,682
   400    Marshall & Ilsley Corp.                                      10,840
 3,000    MBNA Corp.                                                   50,490
 1,300    Mellon Financial Corp.                                       29,731
 2,100    Merrill Lynch & Co.                                          73,542
 2,100    Metlife, Inc.                                                56,217
   200    MGIC Investment Corp.                                         8,626
   300    Moody's Corp.                                                12,564
 2,400    Morgan Stanley Dean Witter & Co.                             90,960
   300    National City Corp.                                           8,340

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          FINANCIAL SERVICES -
          CONTINUED
 1,100    Paychex, Inc.                                          $     27,698
   700    PNC Financial Services Group                                 30,828
   700    Principal Financial Group, Inc.                              20,020
   500    Progressive Corp. (The)                                      24,170
   400    Providian Financial Corp.*                                    2,556
 1,100    Prudential Financial, Inc.                                   34,947
   300    Regions Financial Corp.                                       9,834
   200    SAFECO Corp.                                                  7,170
   400    SLM Corp.                                                    42,492
   300    St. Paul Cos., Inc. (The)                                     9,792
   700    State Street Corp.                                           27,713
   800    SunTrust Banks, Inc.                                         45,320
   500    T. Rowe Price Group, Inc.                                    13,370
   300    Torchmark Corp.                                              10,770
 1,326    Travelers Property Casualty Corp.                            21,561
 4,400    U.S. Bancorp                                                 92,840
   300    Union Planters Corp.                                          8,466
 3,300    Wachovia Corp.                                              118,701
 2,500    Washington Mutual, Inc.                                      86,125
 4,100    Wells Fargo & Co.                                           194,217
   300    XL Capital Ltd.                                              22,518
                                                                   ----------
                                                                    3,400,675
                                                                   ----------
          FOOD PROCESSING - 0.29%
 1,610    Archer-Daniels-Midland Co.                                   19,401
 1,100    ConAgra Foods, Inc.                                          26,983
                                                                   ----------
                                                                       46,384
                                                                   ----------

          HEALTH CARE - 11.46%
 4,200    Abbott Laboratories                                         160,104
   500    Allergan, Inc.                                               30,335
   300    AmerisourceBergen Corp.                                      17,460
 2,600    Amgen, Inc.*                                                132,496
   300    Anthem, Inc.*                                                18,624
   400    Applied Biosystems Group                                      7,020
   600    Bausch & Lomb, Inc.                                          19,950
 1,600    Baxter International, Inc.                                   45,088
   900    Becton, Dickinson & Co.                                      29,520
 1,075    Biomet, Inc.                                                 30,037
 1,300    Boston Scientific Corp.*                                     52,585
 1,000    C.R. Bard, Inc.                                              56,680
 1,700    Cardinal Health, Inc.                                        99,161
 2,400    Eli Lilly & Co.                                             144,576
 1,200    Forest Laboratories, Inc.*                                   62,100
   200    Genzyme Corp.*                                                6,458

                          DEVCAP/R SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2003 (UNAUDITED)

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          HEALTH CARE - CONTINUED
 1,500    Guidant Corp.*                                         $     50,430
   800    HEALTHSOUTH Corp.*                                            3,064
   700    Humana, Inc.*                                                 6,958
 1,900    Manor Care, Inc.*                                            36,518
   600    McKesson Corp.                                               17,058
   200    MedImmune, Inc.*                                              5,958
 3,600    Medtronic, Inc.                                             161,712
 5,200    Merck & Co., Inc.                                           288,028
   200    Quest Diagnostics, Inc.*                                     10,756
   600    Quintiles Transnational Corp.*                                7,626
 2,900    Schering-Plough Corp.                                        52,519
   400    St. Jude Medical, Inc.*                                      17,428
 1,100    Stryker Corp.                                                66,264
 1,200    UnitedHealth Group, Inc.                                    105,480
   600    Wellpoint Health Networks, Inc.*                             43,608
   560    Zimmer Holdings, Inc.*                                       22,960
                                                                   ----------
                                                                    1,808,561
                                                                   ----------

          MEDIA - 2.49%
 6,350    AOL Time Warner, Inc.*                                       74,041
   900    Gannett Co., Inc.                                            65,394
   100    Knight-Ridder, Inc.                                           6,772
   900    McGraw-Hill Cos., Inc. (The)                                 53,298
   100    Meredith Corp.                                                4,219
   400    New York Times Co. (The)                                     19,536
   600    Tribune Co.                                                  29,040
 3,651    Viacom, Inc., Class B*                                      140,746
                                                                   ----------
                                                                      393,046
                                                                   ----------

          REAL ESTATE INVESTMENT
          TRUSTS - 0.47%
   900    Equity Office Properties Trust                               21,546
   900    Equity Residential                                           21,996
   400    Plum Creek Timber Co., Inc.                                   8,728
   400    Simon Property Group, Inc.                                   13,080
   400    Starwood Hotels & Resorts Worldwide, Inc.                     9,380
                                                                   ----------
                                                                       74,730
                                                                   ----------

          TECHNOLOGY - 20.38%
 1,600    ADC Telecommunications, Inc.*                                 3,680
   500    Adobe Systems, Inc.                                          13,210
   700    Advanced Micro Devices, Inc.*                                 3,668
   600    Agilent Technologies, Inc.*                                   9,888
 1,100    Altera Corp.*                                                12,078
   800    American Power Conversion Corp.*                             12,448
   800    Analog Devices, Inc.*                                        19,144

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          TECHNOLOGY - CONTINUED
   200    Andrew Corp.*                                            $    1,848
   200    Apple Computer, Inc.*                                         2,872
 3,400    Applied Materials, Inc.*                                     40,698
 1,540    AT&T Corp.                                                   29,999
 4,458    AT&T Wireless Services, Inc.*                                27,060
   400    Autodesk, Inc.                                                5,976
 1,600    Automatic Data Processing, Inc.                              55,472
   700    Avaya, Inc.*                                                  1,764
 4,200    BellSouth Corp.                                              95,676
   600    BMC Software, Inc.*                                          10,578
   600    CIENA Corp.*                                                  3,480
13,600    Cisco Systems, Inc.*                                        181,832
   800    Citrix Systems, Inc.*                                        11,040
 1,000    Computer Associates International, Inc.                      13,370
   600    Computer Sciences Corp.*                                     18,360
   800    Comverse Technology, Inc.*                                    7,616
   500    CSX Corp.                                                    14,015
 6,000    Dell Computer Corp.*                                        143,160
   700    eBay, Inc.*                                                  52,612
   200    Electronic Arts, Inc.*                                       10,362
 4,400    EMC Corp.*                                                   33,880
   300    Equifax, Inc.                                                 6,423
 2,000    First Data Corp.                                             68,800
 3,300    Gateway, Inc.*                                                8,646
 6,630    Hewlett-Packard Co.                                         115,428
13,300    Intel Corp.                                                 208,278
 3,400    International Business Machines Corp.                       265,982
   500    Intuit, Inc.*                                                22,050
   700    Jabil Circuit, Inc.*                                         10,927
13,900    JDS Uniphase Corp.*                                          37,669
   400    KLA-Tencor Corp.*                                            13,056
   300    Lexmark International, Inc.*                                 18,162
 1,100    Linear Technology Corp.                                      28,743
 1,500    Maxim Integrated Products, Inc.                              46,725
   400    Mercury Interactive Corp.*                                   14,188
 1,200    Micron Technology, Inc.*                                      9,852
10,900    Microsoft Corp.                                             517,314
   800    Molex, Inc.                                                  16,792
 4,600    Motorola, Inc.                                               36,708
   400    NCR Corp.*                                                    7,716
   200    National Semiconductor Corp.*                                 2,640
 1,300    Network Appliance, Inc.*                                     14,053
   700    Novell, Inc.*                                                 2,268
   400    Novellus Systems, Inc.*                                      11,780
10,100    Oracle Corp.*                                               121,503
 1,900    Parametric Technology Corp.*                                  4,560
   600    PeopleSoft, Inc.*                                            11,634

                          DEVCAP/R SHARED RETURN FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)

                          JANUARY 31, 2003 (UNAUDITED)

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          TECHNOLOGY - CONTINUED
 1,000    Pitney Bowes, Inc.                                        $  32,540
   200    Power-One, Inc.*                                                984
   300    QLogic Corp.*                                                 9,984
 1,800    QUALCOMM, Inc.*                                              67,788
 1,100    Rational Software Corp.*                                     11,440
 7,016    SBC Communications, Inc.                                    171,471
   300    Scientific-Atlanta, Inc.                                      3,330
   100    Siebel Systems, Inc.*                                           836
 3,100    Sprint Corp.                                                 37,634
   300    SunGard Data Systems, Inc.*                                   5,832
 1,200    Symbol Technologies, Inc.                                    10,116
   700    Tektronix, Inc.*                                             11,550
 1,800    Tellabs, Inc.*                                               14,022
 2,400    Texas Instruments, Inc.                                      38,160
 1,000    Thermo Electron Corp.*                                       18,170
   300    Thomas & Betts Corp.*                                         5,064
 1,100    Unisys Corp.*                                                10,252
   400    VERITAS Software Corp.*                                       7,301
 5,810    Verizon Communications                                      222,407
   800    Waters Corp.*                                                18,440
   900    Xerox Corp.*                                                  7,965
 1,300    Xilinx, Inc.*                                                25,727
 1,500    Yahoo!, Inc.*                                                27,300
                                                                   ----------
                                                                    3,215,996
                                                                   ----------

          TRANSPORTATION - 2.38%
   300    AMR Corp.*                                                      870
   800    Burlington Northern Santa Fe Corp.                           20,776
 1,300    Carnival Corp.                                               31,330
   900    FedEx Corp.                                                  47,340
 1,950    Southwest Airlines Co.                                       25,448
 1,000    Union Pacific Corp.                                          57,060
 3,200    United Parcel Service, Inc.                                 193,056
                                                                   ----------
                                                                      375,880
                                                                   ----------

          UTILITIES - 3.45%
   400    Ameren Corp.                                                 15,732
   940    American Electric Power Co., Inc.                            22,203
   300    CenturyTel, Inc.                                              9,099
   400    Cinergy Corp.                                                12,680
   800    Citizens Communications Co.*                                  7,832
 1,200    Consolidated Edison, Inc.                                    47,904

    NUMBER
   OF SHARES                                                           VALUE
  ----------                                                        ----------

          UTILITIES - CONTINUED
 1,100    Dominion Resources, Inc.                                 $   59,609
   300    DTE Energy Co.                                               12,576
 1,000    Duke Energy Corp.                                            17,030
 1,000    Edison International*                                        12,330
   500    Entergy Corp.                                                22,225
   975    Exelon Corp.                                                 49,657
   599    FirstEnergy Corp.                                            18,689
   400    FPL Group, Inc.                                              23,356
   300    KeySpan Corp.                                                10,200
   100    NICOR, Inc.                                                   3,145
   400    NiSource, Inc.                                                7,108
   800    PG&E Corp.*                                                  11,040
   100    Pinnacle West Capital Corp.                                   3,115
   400    PPL Corp.                                                    14,000
 1,127    Progress Energy, Inc.                                        45,542
   300    Public Service Enterprise Group, Inc.                        10,584
 3,400    Qwest Communications International, Inc.*                    15,368
   600    Sempra Energy                                                14,460
 2,800    Southern Co. (The)                                           78,876
                                                                   ----------
                                                                      544,360
                                                                   ----------

          Total Common Stocks (cost $16,308,490)                   15,680,163
                                                                   ----------

PRINCIPAL
  VALUE
---------

          SHORT-TERM INVESTMENTS - 0.75%
$117,718  Dreyfus Institutional Government
             Money Market Fund                                        117,718
                                                                  -----------
          Total Short-Term Investments
             (cost $117,718)                                          117,718
                                                                   ----------
          Total Investments - 100.09%
             (cost $16,426,208)                                    15,797,881

          Other Assets Less Liabilities - (0.09)%                    (14,440)
                                                                  -----------

          NET ASSETS - 100.00%                                    $15,783,441
                                                                  -----------

          * Non-income producing security

                       See Notes to Financial Statements

DEVCAP/R SHARED RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 2003 (UNAUDITED)
ASSETS:
  Investments at value (cost $16,426,208)                       $15,797,881
  Prepaid expenses                                                   19,342
  Dividends and interest receivable                                  18,648
  Receivable from sponsor                                             3,027
  Cash                                                                3,404
  Other                                                                 275
                                                               ------------
    Total Assets                                                 15,842,577
                                                               ------------

LIABILITIES:
  Accrued expenses                                                   55,608
  Accrued investment advisory fees                                    3,528
                                                               ------------
    Total Liabilities                                                59,136
                                                               ------------

NET ASSETS                                                      $15,783,441
                                                               ============

NET ASSETS CONSIST OF:
  Paid-in capital                                               $20,391,937
  Undistributed net realized loss                               (3,980,169)
  Net unrealized depreciation                                     (628,327)
                                                               ------------

NET ASSETS                                                      $15,783,441
                                                               ============

SHARES OUTSTANDING                                                1,124,653
                                                               ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION
  PRICE PER SHARE                                                    $14.03
                                                               ============

                       See Notes to Financial Statements

DEVCAP/R SHARED RETURN FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

INVESTMENT INCOME
  Dividends                                                       $ 165,443
  Interest                                                              605
                                                               ------------
    Total Investment Income                                         166,048
                                                               ------------

EXPENSES (NOTES 1 AND 2):
  Fund administration and accounting fees                           $34,406
  Distribution fees                                                  23,784
  Investment advisory fees                                           23,784
  Transfer agent fees and expenses                                   19,406
  Legal fees                                                         16,841
  Printing                                                           15,101
  Insurance                                                           9,592
  Audit fees                                                          9,325
  Registration fees                                                   8,701
  Pricing                                                             8,534
  Other                                                                 763
                                                               ------------
    Total Expenses                                                  170,237
                                                               ------------

NET INVESTMENT LOSS                                                 (4,189)
                                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss                                             (2,109,070)
  Net change in unrealized appreciation/depreciation              1,086,157
                                                               ------------
  Net realized and unrealized loss                              (1,022,913)
                                                               ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                     $(1,027,102)
                                                               ============

                       See Notes to Financial Statements

DEVCAP/R SHARED RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            FOR THE SIX
                                            MONTHS ENDED          FOR THE
                                          JANUARY 31, 2003       YEAR ENDED
                                            (UNAUDITED)        JULY 31, 2002
                                          ----------------    ----------------

INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment loss                          $(4,189)           $(95,702)
  Net realized gain (loss)                  (2,109,070)         (1,869,985)
  Net change in unrealized
     appreciation/depreciation                1,086,157         (3,395,266)
                                          -------------       -------------

  Net decrease in net assets
     resulting from operations              (1,027,102)         (5,360,953)
                                          -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS
  FROM NET REALIZED GAIN                              0            (19,721)
                                          -------------       -------------


CAPITAL SHARE TRANSACTIONS:
  Proceeds from sales of shares                 188,008          11,593,594
  Net asset value of shares issued
     in reinvestment of distributions                 0              19,222
  Payments for shares redeemed              (3,510,753)           (304,821)
                                          -------------       -------------

  Net increase (decrease) in net
     assets from capital
     share transactions                     (3,322,745)          11,307,995
\                                         -------------       -------------

     Total increase (decrease)
       in net assets                        (4,349,847)           5,927,321

NET ASSETS:
  Beginning of period                        20,133,288          14,205,967
                                          -------------       -------------
  End of period                             $15,783,441         $20,133,288
                                          =============       =============

OTHER INFORMATION:
SHARE TRANSACTIONS:
  Sold                                           13,016             638,693
  Reinvested                                          0               1,037
  Redeemed                                    (238,423)            (17,470)
                                          -------------       -------------

  Net increase (decrease)                     (225,407)             622,260
                                          =============       =============


                       See Notes to Financial Statements

DEVCAP/R SHARED RETURN FUND
FINANCIAL HIGHLIGHTS


                                           FOR THE SIX
                                           MONTHS ENDED                         FOR THE YEAR ENDED JULY 31,
                                         JANUARY 31, 2003  ---------------------------------------------------------------------
                                           (UNAUDITED)       2002           2001           2000           1999           1998
                                         ----------------  ---------      ---------      ---------      ---------      ---------
Net Asset Value,
  beginning of period                         $14.91         $19.52         $25.77         $23.48         $19.58         $16.22
                                          ----------     ----------     ----------     ----------     ----------     ----------

Income (loss) from investment operations:
  Net investment loss                           0.00         (0.07)         (0.11)         (0.24)         (0.18)         (0.06)
  Net realized and unrealized
     gain (loss) on investments               (0.88)         (4.52)         (3.89)           2.63           4.28           3.44
                                          ----------     ----------     ----------     ----------     ----------     ----------

Total income (loss) from
  investment operations                       (0.88)         (4.59)         (4.00)           2.39           4.10           3.38
Less distributions from net
  realized gain                                 0.00         (0.02)         (2.25)         (0.10)         (0.20)         (0.02)
                                          ----------     ----------     ----------     ----------     ----------     ----------

Net Asset Value, end of period                $14.03         $14.91         $19.52         $25.77         $23.48         $19.58
                                          ==========     ==========     ==========     ==========     ==========     ==========
Ratios/supplemental data:
  Total return                               (5.90)%       (23.53)%       (16.23)%         10.16%         21.03%         20.84%
  Net Assets, end of period (in 000's)       $15,783        $20,133        $14,206        $16,725        $15,046        $10,697
  Ratio of expenses to average net assets      1.79%       1.93%(1)          1.75%       1.95%(2)       1.97%(3)       1.75%(3)
  Ratio of net investment loss to
     average net assets                      (0.04)%        (0.53)%        (0.53)%        (0.94)%        (0.92)%        (0.51)%
  Portfolio turnover                              2%            11%             3%         31%(4)          8%(5)          5%(5)


(1) Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 1.99%.

(2) Reflects the Fund's proportionate share of the Domini Social Index Portfolio's expenses as well as reimbursements by agents of the Fund from August 1, 1999 through February 21, 2000, and net of waiver and reimbursements from February 22, 2000 through July 31, 2000. If the reimbursements had not been in place, the ratios of expenses to average net assets would have been 2.80%.

(3) Reflects the Fund's proportionate share of the Domini Social Index Portfolio's expenses as well as reimbursements by agents of the Fund. If the reimbursements had not been in place, the ratios of expenses to average net assets would have been 1.97% and 2.76% for the years ended July
     31, 1999 and 1998, respectively.

(4) Represents portfolio turnover for the period February 22, 2000 through July 31, 2000.

(5)  Represents portfolio turnover for the Domini Social Index Portfolio.

                       See Notes to Financial Statements

                          DEVCAP/R SHARED RETURN FUND
                         NOTES TO FINANCIAL STATEMENTS

             FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. DEVCAP/R Shared Return Fund (the "Fund") is a series of DEVCAP Trust which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act").

  Effective February 22, 2000, the Fund changed its investment objective and now invests only in those S&P500/R Index stocks which pass the Fund's social and exclusionary screens, in accordance with the Socially Responsible Investment Guidelines published by the United States Conference of Catholic Bishops. Prior to February 22, 2000, the Fund invested substantially all of its assets in the Domini Social Index Portfolio. The Fund became effective on September 13, 1995, and commenced investment operations on October 19, 1995.

  The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund's significant accounting policies.

  A. VALUATION OF INVESTMENTS. The Fund values securities at the last reported sale price, or at the average of the latest bid and asked prices if no sales are reported. Investments in other mutual funds are valued at net asset value. Fund securities (other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Fund's Board of Trustees.

  B. INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned.

  C. DIVIDENDS TO SHAREHOLDERS. Dividends to shareholders are declared and paid annually from net investment income. Distributions to shareholders of net realized capital gains, if any, are made annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. At January 31, 2003, a reclassification was recorded to decrease paid-in capital by $4,189 and increase undistributed net investment loss by $4,189.

  The tax character of distributions paid during the six months ended January 31, 2003 and the fiscal year ended July 31, 2002 were as follows:

                                              For the             For the
                                             Six Months             Year
                                               Ended               Ended
                                             1/31/2003           7/31/2002
                                            ------------        ------------
Distributions paid from:
  Ordinary Income                              $     -            $       -
  Net long-term capital gains                        -               19,721
                                             ---------           ----------
Total distributions paid                       $     -            $  19,721
                                             =========           ==========

  D. FEDERAL TAXES. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary.

                          DEVCAP/R SHARED RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

             FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

  For the year ended July 31, 2002, the Fund incurred a net federal income tax capital loss of $1,667,125, and post-October losses of $162,641. The capital loss will carry forward to offset future gains through 2010, and the post-October losses are deferred until 2003 for tax purposes. Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first day of the Fund's next taxable year.

  At January 31, 2003, gross unrealized appreciation and depreciation of investments, based upon cost for federal income tax purposes of $16,464,669 were as follows:

Appreciation                                                     $   2,089,235
Depreciation                                                       (2,756,023)
                                                                 -------------

Net depreciation
   on investments                                                $   (666,788)
                                                                 =============


  As of January 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income                                    $           -
Undistributed long-term capital gains                                        -
                                                                 -------------
Accumulated earnings                                                         -
Accumulated capital and other losses                               (3,941,708)
Unrealized appreciation/(depreciation)                               (666,788)
                                                                 -------------

Total accumulated earnings/(deficit)                              $(4,608,496)
                                                                 =============

  E. OTHER. Security transactions are recorded on the trade date. Gains and losses are determined on the basis of identified cost.

2. TRANSACTIONS WITH AFFILIATES.

  A. REIMBURSEMENT OF EXPENSES. Effective November 29, 2002, the expense limitation agreement entered into between the Fund and DEVCAP Non-Profit on November 29, 1999 was terminated. The terms of the agreement called for DEVCAP Non-Profit to reimburse the Fund to the extent necessary to maintain the Fund's total operating expenses (excluding brokerage fees and commissions, interest, taxes, other extraordinary expenses and 12b-1 distribution expenses) at an annual rate of 1.75% of the Fund's average daily net assets. For the six month period ending January 31, 2003, no expenses of the Fund were reimbursed by DEVCAP Non-Profit.

3. CHARITABLE CONTRIBUTIONS. Shareholders contributed approximately $380,000 to DEVCAP Non-Profit in December 1999 as described in the Fund's prospectus. Upon a shareholder's initial investment in the Fund, the shareholder may choose to make an annual donation to DEVCAP Non-Profit of zero percent, ten percent, twenty-five percent, fifty percent, seventy-five percent, or all of the Annual Contribution Basis, as defined in the Fund's registration statement, derived from the shareholder's investment in the Fund. DEVCAP Non-Profit will direct these shareholder donations to non-profit organizations (primarily Catholic Relief Services) working to improve the welfare of underprivileged persons in developing countries.

4. INVESTMENT TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the Fund for the six months ended January 31, 2003 were $354,742 and $3,700,409, respectively.

5. DISTRIBUTION AND SERVICE PLAN. The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. During the six months ended January 31, 2003, the Fund paid $23,784 of distribution fees under the Plan representing 0.13% of the Fund's daily average net assets.

                          DEVCAP/R SHARED RETURN FUND
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

             FOR THE SIX MONTHS ENDED JANUARY 31, 2003 (UNAUDITED)

6. SUBSEQUENT EVENT. At a meeting of the Board of Trustees held on March 24, 2003, the Fund's Board of Trustees unanimously approved the liquidation and termination of the Trust as being in the best interests of the Fund and its shareholders. The Board of Trustees made its determination based on the negative performance of the Fund, increased operating expenses and the fact that the Fund's assets had fallen below a level sufficient for it to operate in a cost-effective manner. The Fund ceased offering its shares effective at the close of business on March 24, 2003.

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

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

                                    DEVCAP/R
                               SHARED RETURN FUND
                            209 West Fayette Street
                           Baltimore, Maryland 21201
                                 (800) 371-2655
                                 www.DEVCAP.org

INVESTMENT MANAGER
Christian Brothers Investment Services, Inc.
90 Park Avenue, 29th Floor
New York, NY  10016-1301

SUB-ADVISER
RhumbLine Advisers
30 Rowes Wharf
Boston, MA  02110

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA  02110

ADMINISTRATOR AND TRANSFER AGENT
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI  53233-2301

DISTRIBUTOR
CBIS Financial Services, Inc.
1200 Jorie Boulevard, Suite 210
Oak Brook, IL  60523-2062

CUSTODIAN
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA  15258

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